Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Snow Capital Small Cap Value Fund
Snow Capital Long/Short Opportunity Fund
(the “Funds”)
Each a series of Trust for Professional Managers (the “Trust”)

Supplement dated July 22, 2021 to the
Prospectus dated June 28, 2021

This supplement amends the Prospectus for the Funds dated June 28, 2021.

Effective July 1, 2021, Snow Capital Management L.P. (“Snow Capital”) entered into an agreement with Easterly Investment Partners LLC (“Easterly”) and its parent company, LE Partners Holdings LLC (the “Parent”), under the terms of which Easterly and the Parent acquired Snow Capital’s investment advisory business (the “Snow Business”), and Snow Capital holds an interest in the Parent, representing a percentage of the profits of the Snow Business (the “Transaction”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), Snow Capital’s ownership change resulted in an “assignment” of the existing investment advisory agreement between Snow Capital and the Trust, on behalf of the Funds, and, consequently, the automatic termination of the existing investment advisory agreement. In anticipation of the Transaction closing on July 1, 2021, at a meeting of the Board of Trustees of the Trust (the “Board”) held on June 23, 2021, the Board approved an interim investment advisory agreement between Easterly and the Trust, on behalf of the Funds, on terms substantially similar to the prior investment advisory agreement with Snow Capital.

The interim investment advisory agreement is effective under Rule 15a-4 of the 1940 Act for up to 150 days or until shareholders approve a new investment advisory agreement between Easterly and the Trust, on behalf of the Funds. Following the close of the Transaction, the existing investment team of Snow Capital, including Richard Snow and Josh Schachter, remains intact and all eight members of that team are under employment contracts with Easterly.

Snow Capital Small Cap Value Fund

Footnote 2 to the Fees and Expenses Table on Page 1 of the Prospectus is hereby deleted and replaced with the following information:

(2) Pursuant to an interim operating expense limitation agreement between the Fund’s investment adviser, Easterly Investment Partners LLC (the “Adviser”), and the Trust, of behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expenses on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation, (collectively, “Excluded Expenses”)) for the Fund does not exceed 1.25% of the Fund’s average net assets, through at least 150 days after July 1, 2021 or the approval of a new investment advisory agreement, and subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement if such reimbursements will not cause the Fund’s Total Annual Fund Operating Expenses, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of recoupment.

The section titled “Investment Adviser” on Page 4 of the Prospectus is hereby replaced with the following information:

Investment Adviser. Easterly Investment Partners LLC is the Fund’s investment adviser.

The section titled “Portfolio Managers” on Page 5 of the Prospectus is hereby replaced with the following information:

Portfolio Managers. Joshua R. Schachter, CFA, Portfolio Manager and Principal of the Adviser, is responsible for the day-to-day portfolio management of the Fund and has served as a portfolio manager of the Fund since the Fund commenced operations in November 2010. Phil Greenblatt, CFA, Portfolio Manager and Principal of the Adviser, is responsible for the day-to-day portfolio management of the Fund and has served as a portfolio manager of the Fund since December 2020.

Snow Capital Long/Short Opportunity Fund

Footnote 3 on Page 6 of the Prospectus is hereby replaced with the following information:

(3) Pursuant to an interim operating expense limitation agreement between the Fund’s investment adviser, Easterly Investment Partners LLC (the “Adviser”), and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expenses on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation, (collectively, “Excluded Expenses”)) for the Fund does not exceed 1.30% of the Fund’s average net assets, through at least 150 days after July 1, 2021 or the approval of a new investment advisory agreement and subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement if such reimbursements will not cause the Fund’s Total Annual Fund Operating Expenses, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of recoupment.

The section titled “Investment Adviser” on Page 11 of the Prospectus is hereby replaced with the following information:

Investment Adviser. Easterly Investment Partners LLC is the Fund’s investment adviser.

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

The section titled “Portfolio Managers” on Page 11 of the Prospectus is hereby replaced with the following information:

Portfolio Managers. Richard A. Snow, Co-Chief Investment Officer of the Adviser, is responsible for the day-to-day portfolio management of the Fund and has managed the Fund since the Fund commenced operations in April 2006. Jessica W. Bemer, CFA, Portfolio Manager and Principal of the Adviser, is responsible for the day-to-day portfolio management of the Fund and has managed the Fund since October 1, 2014. Anne S. Wickland, CFA, Portfolio Manager and Principal of the Adviser, is responsible for the day-to-day portfolio management of the Fund and has managed the Fund since September 30, 2016.

Both Funds

The section titled “Management of the Funds” on Page 20 of the Prospectus is hereby replaced with the following information:

The Adviser
The Funds have entered into an interim investment advisory agreement (the “Advisory Agreement”) with the Adviser, Easterly Investment Partners LLC, 138 Conant Street, Beverly, Massachusetts 01915, under which the Adviser manages the Funds’ investments and business affairs subject to the supervision of the Board of Trustees. The Adviser was founded in 2019, and was originally named Levin Easterly Partners LLC. The Adviser focuses on advising institutional clients, mutual funds, UCITS funds and high net worth individuals. As of June 2021, the Adviser managed approximately $1.9 billion in assets.

The section titled “Portfolio Managers” on Page 21 of the Prospectus is hereby replaced with the following information:

Each Fund is managed by a team of portfolio managers (each, a “Portfolio Manager”), each of whom shares equal responsibility in managing the applicable Fund and making decisions regarding the Fund’s investments.

Richard A. Snow is a Portfolio Manager for the Long/Short Opportunity Fund and is jointly responsible for the day-to-day management of the Long/Short Opportunity Fund’s investment portfolio. Mr. Snow joined the Adviser in 2021. Mr. Snow is the Co-Chief Investment Officer of the Adviser. Mr. Snow founded R.A.S. in 1980, where he served as principal, managing private family assets. In 2001, Mr. Snow restructured R.A.S. as Snow Capital Management L.P. the Funds’ prior investment adviser.

Joshua R. Schachter, CFA, is a Portfolio Manager for the Small Cap Value Fund and is jointly responsible for the day-to-day management of the Small Cap Value Fund’s investment portfolio. Mr. Schachter joined the Adviser in 2021. Prior to joining the Adviser, Mr. Schachter worked at Snow Capital Management L.P. from 2001, R.A.S., AG Edwards, Inc. and GV Financial Advisors, Inc. Mr. Schachter is a graduate of Allegheny College where he earned a B.S. degree and he received his M.B.A. in Finance from the University of Pittsburgh. He holds the Chartered Financial Analyst® designation.

Anne S. Wickland, CFA, is a Portfolio Manager for the Long/Short Opportunity Fund and is jointly responsible for the day-to-day management of the Long/Short Opportunity Fund’s investment portfolio. Ms. Wickland joined the Adviser in 2021 as a Portfolio Manager and Senior Analyst. Prior to joining the Adviser, Ms. Wickland worked at Snow Capital Management L.P from 2006-2021. Ms. Wickland also worked as a Senior Research Associate at Prudential Equity Group from November 2001 to November

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

2006. She is a graduate of Davidson College where she earned a B.A. degree, and received her M.B.A. from the NYU Stern School of Business. Ms. Wickland holds the Chartered Financial Analyst® designation.

Jessica W. Bemer, CFA, is a Portfolio Manager for the Long/Short Opportunity Fund and is jointly responsible for the day-to-day management of the Long/Short Opportunity Fund’s investment portfolio. Ms. Bemer joined the Adviser in 2021 as a Portfolio Manager and Senior Analyst. Prior to joining the Adviser, she worked at Snow Capital Management L.P. from 2006, as well as Jennison Associates, an institutional asset management firm based in New York, where she served as a member of the equity research team. Ms. Bemer was responsible for research coverage of the companies in the consumer discretionary and consumer staples sectors. Ms. Bemer is a graduate of Georgetown University. She holds the Chartered Financial Analyst® designation.

Philip J. Greenblatt, CFA, is a Portfolio Manager for the Small Cap Value Fund and is jointly responsible for the day-to-day management of the Small Cap Value Fund’s investment portfolio. Mr. Greenblatt joined the Adviser in 2021 as a Portfolio Manager and Senior Analyst. Prior to joining the Adviser, he worked at Snow Capital Management L.P. from 2010-2021 as an Analyst and as the Firm’s Director of Operations. Mr. Greenblatt is a graduate of the University of Pittsburgh, where he earned a B.S. degree in Finance with a minor in Economics. He holds the Chartered Financial Analyst® designation.

The contact information on Page 48 of the Prospectus is hereby replaced with the following information:

Investment Adviser
Easterly Investment Partners LLC
138 Conant Street
Beverly, Massachusetts 01915

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Snow Capital Small Cap Value Fund
Snow Capital Long/Short Opportunity Fund
(the “Funds”)
Each a series of Trust for Professional Managers (the “Trust”)

Supplement dated July 22, 2021 to the
Statement of Additional Information (“SAI”) dated June 28, 2021

This supplement amends the SAI for the Funds dated June 28, 2021.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

The last sentence on Page 1 of the SAI is hereby updated as follows:

Easterly Investment Partners LLC (the “Adviser”) serves as the investment adviser to the Funds.

The information on Page 33 of the SAI, under the section titled “Investment Adviser” is hereby replaced with the following information:

Investment Adviser
As stated in the Prospectus, investment advisory services are provided to the Funds by the Adviser, Easterly Investment Partners LLC, pursuant to an interim investment advisory agreement (the “Advisory Agreement”). As of the date of this supplement, LE Partners Holdings LLC is deemed to control the Adviser due to its 100% ownership of the Adviser.

The information on Page 34 of the SAI, under the section titled “Fund Expenses” is hereby replaced with the following information:

Fund Expenses
Each Fund is responsible for its own operating expenses. However, pursuant to an interim operating expense limitation agreement between the Adviser and the Trust on behalf of the Funds, the Adviser has agreed to waive management fees payable to it by the Funds and/or reimburse the Funds’operating expenses to the extent necessary to ensure that the Funds’ aggregate annual operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by a Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the limits set forth in the Prospectus. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from a date such fees and expenses were waived or paid, subject to the interim operating expense limitation agreement, if such reimbursements will not cause the Fund’s total annual fund operating expenses, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.

The information on Page 35 of the SAI, under the section titled “Material Conflicts of Interest” is hereby replaced with the following information:

Conflicts of Interest
When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

performance-based fee on certain accounts. The descriptions of the procedures to address conflicts of interest, if any, have been provided by the Adviser to its respective Portfolio Managers.

The Adviser is guided by its fiduciary obligations, including its duty to act fairly and in the best interest of its clients, in making all decisions regarding the Funds.

The information on Page 36 of the SAI, under the section titled “Portfolio Manager Compensation” is hereby replaced with the following information:

Portfolio Manager Compensation
Messrs. Greenblatt, Snow and Schachter and Mses. Bemer and Wickland receive compensation for their services in the form of a fixed salary. The Portfolio Managers are also eligible for a bonus, which is based on the overall profitability of the Adviser. Additionally, the Portfolio Managers may receive equity dividends from their ownership in the Adviser. The Portfolio Managers are eligible to participate in the Adviser’s retirement plan under the same guidelines and criteria established for all employees of the Adviser.

Please retain this supplement future reference.